JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE-TRADED FUNDS — 78.2%
Fixed Income — 7.9%
iShares 20+ Year Treasury Bond ETF	35,600	5,093,648
Vanguard Total International Bond ETF	582,700	34,280,241

Total Fixed Income		39,373,889

International Equity — 21.9%
iShares MSCI EAFE ETF	967,850	63,113,498
iShares MSCI Japan ETF	89,512	5,078,911
JPMorgan BetaBuilders Canada ETF (a)	611,500	15,299,730
JPMorgan BetaBuilders Developed Asia EX-Japan ETF (a)	80,400	1,986,684
JPMorgan BetaBuilders Europe ETF (a)	802,200	18,867,744
JPMorgan BetaBuilders Japan ETF (a)	165,000	3,917,100

Total International Equity		108,263,667

U.S. Equity — 48.4%
iShares Core S&P 500 ETF	305,900	91,317,268
SPDR S&P 500 ETF Trust	499,000	148,088,230

Total U.S. Equity		239,405,498

TOTAL EXCHANGE-TRADED FUNDS (Cost $306,113,148)		387,043,054

INVESTMENT COMPANIES — 16.7%
Alternative Assets — 5.1%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	658,514	7,085,607
Boston Partners Global Long/Short Fund Class Institutional Shares *	221,453	2,416,047
CRM Long/Short Opportunities Fund Class Institutional Shares *	259,177	2,679,888
Equinox IPM Systematic Macro Fund Class I Shares	482,179	4,643,382
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	55,063	8,558,784

Total Alternative Assets		25,383,708

Fixed Income — 8.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,320,303	27,843,642
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	461,868	5,034,364
Lord Abbett Short Duration Income Fund Class F3 Shares	2,290,321	9,665,153

Total Fixed Income		42,543,159

International Equity — 0.9%
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	204,616	4,427,899

U.S. Equity — 2.1%
JPMorgan Equity Focus Fund Class R6 Shares (a)	108,336	3,337,820
JPMorgan Equity Income Fund Class R6 Shares (a)	204,035	3,774,655
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (a)	127,376	3,064,660

Total U.S. Equity		10,177,135

TOTAL INVESTMENT COMPANIES (Cost $77,755,270)		82,531,901

COMMON STOCKS — 3.9%
Aerospace & Defense — 0.1%
Airbus SE (France)	2,031	263,682
Meggitt plc (United Kingdom)	10,862	84,734
Safran SA (France)	1,788	281,521

		629,937

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	900	28,455
Autoliv, Inc., SDR (Sweden)	541	42,165
Denso Corp. (Japan)	710	31,373
Magna International, Inc. (Canada)	1,462	77,969
Stanley Electric Co. Ltd. (Japan)	1,500	39,953
Sumitomo Rubber Industries Ltd. (Japan)	1,900	22,625

		242,540

Automobiles — 0.1%
Honda Motor Co. Ltd. (Japan)	1,100	28,803
Suzuki Motor Corp. (Japan)	1,800	76,679
Toyota Motor Corp. (Japan)	1,800	120,888

		226,370

Banks — 0.3%
ABN AMRO Bank NV, CVA (Netherlands) (c)	2,844	50,101
Australia & New Zealand Banking Group Ltd. (Australia)	3,146	60,434
Barclays plc, ADR (United Kingdom)	1,046	7,678
BNP Paribas SA (France)	2,472	120,181
Commerzbank AG (Germany)	1,804	10,443
Danske Bank A/S (Denmark)	2,218	30,858
DBS Group Holdings Ltd. (Singapore)	4,141	74,915
DNB ASA (Norway)	7,392	130,306
Erste Group Bank AG (Austria) *	556	18,375
HDFC Bank Ltd., ADR (India)	2,110	120,375
ING Groep NV (Netherlands)	6,849	71,550
Intesa Sanpaolo SpA (Italy)	17,076	40,450
Lloyds Banking Group plc (United Kingdom)	153,152	101,528
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,000	71,300
National Bank of Canada (Canada)	1,408	70,057
Standard Chartered plc (United Kingdom)	5,330	44,740
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,200	43,454
Svenska Handelsbanken AB, Class A (Sweden)	15,320	143,320
United Overseas Bank Ltd. (Singapore)	3,400	63,189

		1,273,254

Beverages — 0.2%
Carlsberg A/S, Class B (Denmark)	1,801	266,148
Diageo plc (United Kingdom)	6,316	258,011
Kirin Holdings Co. Ltd. (Japan)	1,600	34,048
Pernod Ricard SA (France)	1,419	252,555

		810,762

Biotechnology — 0.1%
Ascendis Pharma A/S, ADR (Denmark) *	145	13,966
BeiGene Ltd., ADR (China) *	475	58,168

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
CSL Ltd. (Australia)	195	30,832
Galapagos NV (Belgium) *	391	59,571
Genmab A/S (Denmark) *	712	144,667
Grifols SA (Preference), Class B (Spain)	2,396	48,163

		355,367

Building Products — 0.0% (d)
Assa Abloy AB, Class B (Sweden)	1,779	39,549
Daikin Industries Ltd. (Japan)	100	13,189

		52,738

Capital Markets — 0.1%
Close Brothers Group plc (United Kingdom)	565	9,781
Deutsche Boerse AG (Germany)	509	79,383
Euronext NV (Netherlands) (c)	361	29,559
GAM Holding AG (Switzerland) *	1,605	6,443
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,900	143,619
London Stock Exchange Group plc (United Kingdom)	2,957	265,538
Macquarie Group Ltd. (Australia)	786	69,673
Partners Group Holding AG (Switzerland)	26	19,967

		623,963

Chemicals — 0.1%
Air Liquide SA (France)	887	126,238
Asahi Kasei Corp. (Japan)	13,478	133,702
BASF SE (Germany)	860	60,130
Covestro AG (Germany) (c)	827	40,922
Givaudan SA (Registered) (Switzerland)	25	69,776
Johnson Matthey plc (United Kingdom)	1,452	54,538
Kansai Paint Co. Ltd. (Japan)	3,003	70,194
Shin-Etsu Chemical Co. Ltd. (Japan)	738	79,416
Tosoh Corp. (Japan)	600	7,993
Umicore SA (Belgium)	1,321	49,912

		692,821

Communications Equipment — 0.0% (d)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	6,328	50,538

Containers & Packaging — 0.0% (d)
Amcor plc	6,126	58,955

Diversified Financial Services — 0.0% (d)
Challenger Ltd. (Australia)	7,862	39,154
Element Fleet Management Corp. (Canada)	8,105	64,847
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	5,700	33,062

		137,063

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) (c)	564,000	127,999
Koninklijke KPN NV (Netherlands)	26,247	81,797
KT Corp. (South Korea)	1,048	24,028
Nippon Telegraph & Telephone Corp. (Japan)	4,800	229,650
Telecom Italia SpA (Italy)	43,412	23,747
Telefonica Deutschland Holding AG (Germany)	15,459	43,101
Telstra Corp. Ltd. (Australia)	4,287	10,162

		540,484

Electric Utilities — 0.1%
Enel SpA (Italy)	18,582	138,795
Iberdrola SA (Spain)	11,294	117,387

		256,182

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	3,286	64,622
Legrand SA (France)	559	39,877
Melrose Industries plc (United Kingdom)	22,337	55,340
Mitsubishi Electric Corp. (Japan)	7,300	97,383
Nidec Corp. (Japan)	657	88,972
Prysmian SpA (Italy)	1,885	40,476

		386,670

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	5,924	221,014
Keyence Corp. (Japan)	424	263,921
Murata Manufacturing Co. Ltd. (Japan)	3,667	177,731
Omron Corp. (Japan)	800	44,084

		706,750

Energy Equipment & Services — 0.0% (d)
WorleyParsons Ltd. (Australia)	4,464	39,162

Entertainment — 0.0% (d)
Modern Times Group MTG AB, Class B (Sweden) *	2,618	21,693

Equity Real Estate Investment Trusts (REITs) — 0.0% (d)
Great Portland Estates plc (United Kingdom)	3,612	33,309
Scentre Group (Australia)	13,747	36,471
Unibail-Rodamco-Westfield (France)	223	32,509

		102,289

Food & Staples Retailing — 0.0% (d)
Seven & i Holdings Co. Ltd. (Japan)	1,900	72,818
Welcia Holdings Co. Ltd. (Japan)	600	30,323

		103,141

Food Products — 0.2%
Danone SA (France)	1,603	141,195
Nestle SA (Registered) (Switzerland)	5,320	576,978
Wilmar International Ltd. (Singapore)	17,000	45,883

		764,056

Gas Utilities — 0.0% (d)
Beijing Enterprises Holdings Ltd. (China)	5,500	25,307

Health Care Equipment & Supplies — 0.2%
Alcon, Inc. (Switzerland) *	448	26,132
Asahi Intecc Co. Ltd. (Japan)	1,100	29,022
Elekta AB, Class B (Sweden)	3,389	44,595
GN Store Nord A/S (Denmark)	877	35,550
Hoya Corp. (Japan)	733	60,035
Koninklijke Philips NV (Netherlands)	6,589	304,472
Sartorius AG (Preference) (Germany)	303	55,240
Siemens Healthineers AG (Germany) (c)	1,180	46,400
Sonova Holding AG (Registered) (Switzerland)	240	55,843
Straumann Holding AG (Registered) (Switzerland)	81	66,254

		723,543

Health Care Providers & Services — 0.0% (d)
Fresenius SE & Co. KGaA (Germany)	1,402	65,586

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure — 0.0% (d)
Compass Group plc (United Kingdom)	2,332	60,009
Huazhu Group Ltd., ADR (China)	681	22,486
InterContinental Hotels Group plc (United Kingdom)	1,019	63,591
Wynn Macau Ltd. (Macau)	8,809	17,166

		163,252

Household Durables — 0.0% (d)
Panasonic Corp. (Japan)	5,200	42,378
Persimmon plc (United Kingdom)	1,755	46,806
Sony Corp. (Japan)	800	47,287

		136,471

Household Products — 0.1%
Reckitt Benckiser Group plc (United Kingdom)	1,475	115,167
Unicharm Corp. (Japan)	3,246	103,171

		218,338

Independent Power and Renewable Electricity Producers — 0.0% (d)
Electric Power Development Co. Ltd. (Japan)	1,900	43,435

Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd. (Hong Kong)	6,964	61,479
DCC plc (United Kingdom)	650	56,689
Jardine Matheson Holdings Ltd. (Hong Kong)	2,203	117,899
Rheinmetall AG (Germany)	1,725	218,200
Siemens AG (Registered) (Germany)	1,461	156,393

		610,660

Insurance — 0.3%
AIA Group Ltd. (Hong Kong)	35,669	336,396
Aon plc	415	80,332
Aviva plc (United Kingdom)	8,974	44,055
AXA SA (France)	4,350	111,072
Direct Line Insurance Group plc (United Kingdom)	14,466	53,372
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	418	107,968
PICC Property & Casualty Co. Ltd., Class H (China)	40,000	46,673
Ping An Insurance Group Co. of China Ltd., Class H (China)	7,000	80,456
Prudential plc (United Kingdom)	6,244	113,149
RSA Insurance Group plc (United Kingdom)	4,879	32,012
Sampo OYJ, Class A (Finland)	726	28,846
Storebrand ASA (Norway)	7,600	48,046
Sun Life Financial, Inc. (Canada)	2,084	93,185
Tokio Marine Holdings, Inc. (Japan)	1,700	91,200
Zurich Insurance Group AG (Switzerland)	224	85,794

		1,352,556

Interactive Media & Services — 0.1%
Adevinta ASA, Class B (France) *	4,848	56,060
Baidu, Inc., ADR (China) *	200	20,552
NAVER Corp. (South Korea)	202	26,495
Tencent Holdings Ltd. (China)	1,946	81,397
YY, Inc., ADR (China) *	587	33,007
Z Holdings Corp. (Japan)	7,700	21,694

		239,205

Internet & Direct Marketing Retail — 0.0% (d)
Alibaba Group Holding Ltd., ADR (China) *	341	57,025
ASOS plc (United Kingdom) *	1,007	30,661
MercadoLibre, Inc. (Argentina) *	82	45,201
Naspers Ltd., Class N, ADR (South Africa)	924	27,683
Prosus NV, ADR (China) *	924	13,463
Zalando SE (Germany) * (c)	740	33,788

		207,821

IT Services — 0.0% (d)
Obic Co. Ltd. (Japan)	900	103,133

Machinery — 0.1%
Knorr-Bremse AG (Germany)	367	34,497
SMC Corp. (Japan)	609	261,765
THK Co. Ltd. (Japan)	2,100	55,636

		351,898

Media — 0.1%
CyberAgent, Inc. (Japan)	700	26,983
Eutelsat Communications SA (France)	2,336	43,454
JCDecaux SA (France)	1,678	45,408
Nordic Entertainment Group AB, Class B (Sweden)	1,452	34,338
Stroeer SE & Co. KGaA (Germany)	524	39,897
WPP plc (United Kingdom)	5,209	65,224

		255,304

Metals & Mining — 0.1%
Antofagasta plc (Chile)	4,422	48,817
BHP Group Ltd. (Australia)	722	17,841
BHP Group plc (Australia)	2,712	57,926
Independence Group NL (Australia)	10,979	47,762
Mitsui Mining & Smelting Co. Ltd. (Japan)	800	19,098
Rio Tinto Ltd. (Australia)	402	25,179
Rio Tinto plc (Australia)	487	25,315
South32 Ltd. (Australia)	14,106	24,879

		266,817

Multiline Retail — 0.0% (d)
Ryohin Keikaku Co. Ltd. (Japan)	1,780	33,369

Multi-Utilities — 0.0% (d)
Engie SA (France)	5,942	96,986
National Grid plc (United Kingdom)	5,072	54,916

		151,902

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc. (Canada)	2,633	92,414
Equinor ASA (Norway)	3,726	70,578
Royal Dutch Shell plc, Class B (Netherlands)	5,006	147,955
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1,549	92,785
TOTAL SA (France)	3,624	188,690

		592,422

Paper & Forest Products — 0.0% (d)
Stora Enso OYJ, Class R (Finland)	4,861	58,498

Personal Products — 0.1%
Kose Corp. (Japan)	371	62,992
L’Oreal SA (France)	897	250,863
Pola Orbis Holdings, Inc. (Japan)	700	15,780
Unilever plc (United Kingdom)	3,671	220,634

		550,269

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Pharmaceuticals — 0.3%
Astellas Pharma, Inc. (Japan)	8,800	125,877
AstraZeneca plc (United Kingdom)	3,202	285,904
Bayer AG (Registered) (Germany)	1,624	114,416
GlaxoSmithKline plc, ADR (United Kingdom)	2,255	96,243
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1,794	32,005
Novartis AG (Registered) (Switzerland)	2,640	229,118
Novo Nordisk A/S, Class B (Denmark)	5,683	293,676
Otsuka Holdings Co. Ltd. (Japan)	1,100	41,321
Roche Holding AG (Switzerland)	646	188,092
Sanofi (France)	1,225	113,475
Shionogi & Co. Ltd. (Japan)	1,179	65,733
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1,310	22,532

		1,608,392

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	1,546	77,172
Recruit Holdings Co. Ltd. (Japan)	2,700	82,495
RELX plc (United Kingdom)	4,746	112,716
TechnoPro Holdings, Inc. (Japan)	400	23,869

		296,252

Real Estate Management & Development — 0.0% (d)
Deutsche Wohnen SE (Germany)	852	31,101
Mitsui Fudosan Co. Ltd. (Japan)	2,900	72,173
TAG Immobilien AG (Germany) *	660	15,061

		118,335

Road & Rail — 0.0% (d)
Canadian National Railway Co. (Canada)	438	39,359
Central Japan Railway Co. (Japan)	300	61,863
DSV A/S (Denmark)	700	66,535

		167,757

Semiconductors & Semiconductor Equipment — 0.2%
ASML Holding NV (Netherlands)	1,132	280,751
Broadcom, Inc.	248	68,466
NXP Semiconductors NV (Netherlands)	728	79,439
Renesas Electronics Corp. (Japan) *	3,400	22,281
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4,717	219,246
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	15,000	133,223
Tokyo Electron Ltd. (Japan)	300	57,637

		861,043

Software — 0.0% (d)
SAP SE (Germany)	1,730	203,575

Specialty Retail — 0.0% (d)
Kingfisher plc (United Kingdom)	18,579	47,216
Nitori Holdings Co. Ltd. (Japan)	200	29,350

		76,566

Technology Hardware, Storage & Peripherals — 0.0% (d)
Samsung Electronics Co. Ltd. (South Korea)	2,758	112,924
Samsung Electronics Co. Ltd., GDR (South Korea) (c)	44	36,325

		149,249

Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group plc (United Kingdom)	1,897	50,672
China Hongxing Sports Ltd. (China) * ‡	755,000	1
EssilorLuxottica SA (France)	1,648	237,607
Hermes International (France)	60	41,441
Kering SA (France)	363	184,979
LVMH Moet Hennessy Louis Vuitton SE (France)	351	139,263
Moncler SpA (Italy)	1,463	52,146
Samsonite International SA (c)	25,867	54,800

		760,909

Tobacco — 0.0% (d)
British American Tobacco plc (United Kingdom)	635	23,451
Imperial Brands plc (United Kingdom)	2,170	48,730

		72,181

Trading Companies & Distributors — 0.0% (d)
Mitsubishi Corp. (Japan)	2,400	59,095
Sumitomo Corp. (Japan)	6,300	98,629

		157,724

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	3,878	153,028
Vodafone Group plc, ADR (United Kingdom)	4,200	83,622
Vodafone Group plc (United Kingdom)	40,810	81,306

		317,956

TOTAL COMMON STOCKS (Cost $13,867,658)		19,014,460

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (a) (e) (Cost $6,401,637)	6,399,899	6,401,819

TOTAL INVESTMENT COMPANIES (Cost $6,401,637)		6,401,819

Total Investments — 100.1% (Cost $404,137,713)		494,991,234
Liabilities in Excess of Other Assets — (0.1)% (f)		(310,525)

Net Assets — 100.0%		494,680,709

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY **

United States	93.2%
Ireland	1.7
Others (each less than 1.0%)	3.8
Short-Term Investments	1.3

** Percentages indicated are based on total investments as of September 30, 2019.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	The rate shown is the current yield as of September 30, 2019.
(f)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$629,937	$—	$629,937
Auto Components	77,969	164,571	—	242,540
Automobiles	—	226,370	—	226,370
Banks	198,110	1,075,144	—	1,273,254
Beverages	—	810,762	—	810,762
Biotechnology	72,134	283,233	—	355,367
Building Products	—	52,738	—	52,738
Capital Markets	—	623,963	—	623,963
Chemicals	—	692,821	—	692,821
Communications Equipment	—	50,538	—	50,538
Containers & Packaging	—	58,955	—	58,955
Diversified Financial Services	64,847	72,216	—	137,063
Diversified Telecommunication Services	43,101	497,383	—	540,484
Electric Utilities	—	256,182	—	256,182
Electrical Equipment	—	386,670	—	386,670
Electronic Equipment, Instruments & Components	—	706,750	—	706,750
Energy Equipment & Services	—	39,162	—	39,162
Entertainment	—	21,693	—	21,693
Equity Real Estate Investment Trusts (REITs)	65,818	36,471	—	102,289
Food & Staples Retailing	—	103,141	—	103,141
Food Products	—	764,056	—	764,056
Gas Utilities	—	25,307	—	25,307
Health Care Equipment & Supplies	—	723,543	—	723,543
Health Care Providers & Services	—	65,586	—	65,586
Hotels, Restaurants & Leisure	22,486	140,766	—	163,252
Household Durables	—	136,471	—	136,471
Household Products	—	218,338	—	218,338
Independent Power and Renewable Electricity Producers	—	43,435	—	43,435
Industrial Conglomerates	—	610,660	—	610,660
Insurance	173,517	1,179,039	—	1,352,556
Interactive Media & Services	109,619	129,586	—	239,205
Internet & Direct Marketing Retail	143,372	64,449	—	207,821
IT Services	—	103,133	—	103,133
Machinery	34,497	317,401	—	351,898
Media	34,338	220,966	—	255,304
Metals & Mining	—	266,817	—	266,817
Multiline Retail	—	33,369	—	33,369
Multi-Utilities	—	151,902	—	151,902

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$185,199	$407,223	$—	$592,422
Paper & Forest Products	—	58,498	—	58,498
Personal Products	—	550,269	—	550,269
Pharmaceuticals	150,780	1,457,612	—	1,608,392
Professional Services	—	296,252	—	296,252
Real Estate Management & Development	—	118,335	—	118,335
Road & Rail	39,359	128,398	—	167,757
Semiconductors & Semiconductor Equipment	367,151	493,892	—	861,043
Software	—	203,575	—	203,575
Specialty Retail	—	76,566	—	76,566
Technology Hardware, Storage & Peripherals	—	149,249	—	149,249
Textiles, Apparel & Luxury Goods	—	760,908	1	760,909
Tobacco	—	72,181	—	72,181
Trading Companies & Distributors	—	157,724	—	157,724
Wireless Telecommunication Services	83,622	234,334	—	317,956

Total Common Stocks	1,865,919	17,148,540	1	19,014,460

Exchange-Traded Funds	387,043,054	—	—	387,043,054
Investment Companies	73,973,117	—	—	73,973,117
Short-Term Investments
Investment Companies	6,401,819	—	—	6,401,819

Total Investments in Securities	$469,283,909	$17,148,540	$1	$486,432,450

As of September 30, 2019, certain Investment Companies with a fair value of $8,558,784 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$15,214,120	$—	$—	$—	$85,610	$15,299,730	611,500	$100,127	$—
JPMorgan BetaBuilders Developed Asia EX-Japan ETF (a)	1,044,110	1,000,422	—	—	(57,848)	1,986,684	80,400	25,197	—
JPMorgan BetaBuilders Europe ETF (a)	19,333,020	—	—	—	(465,276)	18,867,744	802,200	116,873	—
JPMorgan BetaBuilders Japan ETF (a)	1,722,155	2,001,798	—	—	193,147	3,917,100	165,000	—	—
JPMorgan Core Bond Fund Class R6 Shares(a)	28,139,117	—	800,000	44,481	460,044	27,843,642	2,320,303	202,588	—
JPMorgan Equity Focus Fund Class I Shares (a)	3,302,979	—	3,337,820	—	34,841	—	—	—	—
JPMorgan Equity Focus Fund Class R6 Shares (a)	—	3,337,820	—	—	—	3,337,820	108,336	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	3,701,202	—	—	—	73,453	3,774,655	204,035	19,489	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	7,359,202	—	2,999,999	852,896	(784,200)	4,427,899	204,616	—	—
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares (a)	4,930,928	—	4,970,132	165,526	(126,322)	—	—	27,316	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (a) (b)	7,534,117	25,181,498	26,313,294	(22)	(480)	6,401,819	6,399,899	35,866	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	5,025,127	—	—	—	9,237	5,034,364	461,868	32,830	—
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (a)	3,575,436	—	—	—	(510,776)	3,064,660	127,376	11,241	519,262

Total	$100,881,513	$31,521,538	$38,421,245	$1,062,881	$(1,088,570)	$93,956,117		$571,527	$519,262

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.